Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000014124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[1]
C000014124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
C000014124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[1]
C000014124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000014124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
C000014124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000014124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[1]
C000014124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000014124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
C000014124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000014124 [Member] | Stock with Fixed Exchange Ratio Collar [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000014124 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000014124 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[2]
C000014124 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000014124 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000014124 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000014124 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%	[2]
C000129310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Percent of Total Investments	100.00%	[3]
C000129310 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[3]
C000129310 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.00%	[3]
C000129310 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000129310 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[3]
C000129310 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000129310 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[3]
C000129310 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000129310 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[3]
C000129310 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000129310 [Member] | Stock with Fixed Exchange Ratio Collar [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000129310 [Member] | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129310 [Member] | Stock with Fixed Exchange Ratio [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%	[4]
C000129310 [Member] | Undetermined [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000129310 [Member] | Cash and Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000129310 [Member] | Strategic [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.60%
C000129310 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	68.10%	[4]

[1]	Percentage of total investments as of June 30, 2025.
[2]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.
[3]	Percentage of total investments as of June 30, 2025.
[4]	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.